Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.9%
		Communication Services: 1.0%
59,597	(1)	QuinStreet, Inc.	$ 783,701	0.3
139,609	(1)	Vonage Holdings Corp.	1,598,523	0.7
			2,382,224	1.0

		Consumer Discretionary: 16.4%
32,641		Aarons, Inc.	1,824,306	0.7
13,764	(1)	Bright Horizons Family Solutions, Inc.	1,830,750	0.8
59,420	(1)	Caesars Entertainment, Inc.	2,721,436	1.1
14,769	(1)	Chegg, Inc.	1,089,066	0.5
39,420	(1)	CROCS, Inc.	1,573,252	0.6
12,932	(1)	Deckers Outdoor Corp.	2,636,447	1.1
42,333	(1),(2)	GrowGeneration Corp.	675,423	0.3
11,067	(1)	Helen of Troy Ltd.	2,288,877	0.9
20,737		LCI Industries	2,356,345	1.0
18,318		Marriott Vacations Worldwide Corp.	1,734,165	0.7
14,206	(1)	Murphy USA, Inc.	1,915,821	0.8
67,311	(1)	National Vision Holdings, Inc.	2,528,874	1.0
19,686	(1)	Ollie's Bargain Outlet Holdings, Inc.	1,880,800	0.8
23,514	(1)	Planet Fitness, Inc.	1,429,416	0.6
6,156	(1)	RH	2,034,866	0.8
20,123		Strategic Education, Inc.	2,064,016	0.8
48,186		Texas Roadhouse, Inc.	3,035,236	1.2
14,689	(1)	TopBuild Corp.	2,259,168	0.9
15,597		Wingstop, Inc.	2,548,550	1.0
38,465		Winnebago Industries	2,076,341	0.8
			40,503,155	16.4

		Consumer Staples: 2.4%
44,474	(1)	Grocery Outlet Holding Corp.	1,829,216	0.7
62,560	(1)	Performance Food Group Co.	2,284,065	0.9
136,087		Primo Water Corp.	1,861,670	0.8
			5,974,951	2.4

		Financials: 3.6%
23,224		LPL Financial Holdings, Inc.	1,908,084	0.8
9,152		Morningstar, Inc.	1,465,693	0.6
35,789		Prosperity Bancshares, Inc.	1,951,216	0.8
86,596	(1),(2)	Selectquote, Inc.	1,580,377	0.6
14,414		Signature Bank	1,398,590	0.5
55,263	(1),(2)	Spartan Energy Acquisition Corp.	718,419	0.3
			9,022,379	3.6

		Health Care: 27.9%
50,946	(1)	1Life Healthcare, Inc.	1,486,095	0.6
77,734	(1),(2)	Aerie Pharmaceuticals, Inc.	855,074	0.4
35,989	(1),(2)	Akouos, Inc.	806,873	0.3
5,096	(1)	Amedisys, Inc.	1,232,722	0.5
122,037	(1)	Amicus Therapeutics, Inc.	1,781,740	0.7
42,634	(1),(2)	Applied Therapeutics, Inc.	1,027,479	0.4
168,277	(1)	Ardelyx, Inc.	965,910	0.4
15,369	(1)	Arena Pharmaceuticals, Inc.	1,073,064	0.4
43,533	(1)	Arrowhead Pharmaceuticals, Inc.	1,838,834	0.7
30,064	(1),(2)	Axonics Modulation Technologies, Inc.	1,270,505	0.5
28,796	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,825,378	0.7
75,024	(1)	BioLife Solutions, Inc.	1,599,512	0.7
26,985	(1)	Blueprint Medicines Corp.	2,089,449	0.9
17,505	(1),(2)	CryoPort, Inc.	971,177	0.4
113,391	(1)	Cymabay Therapeutics, Inc.	733,640	0.3
65,361	(1)	Dicerna Pharmaceuticals, Inc.	1,210,486	0.5
31,834		Encompass Health Corp.	2,076,850	0.8
103,342	(1)	Epizyme, Inc.	1,343,446	0.5
37,518	(1)	FibroGen, Inc.	1,681,932	0.7
65,235	(1)	G1 Therapeutics, Inc.	1,001,357	0.4
123,798	(1)	GenMark Diagnostics, Inc.	1,605,660	0.7
32,383	(1)	Globus Medical, Inc.	1,830,287	0.7
22,146	(1)	Haemonetics Corp.	1,985,610	0.8
54,142	(1)	HealthEquity, Inc.	3,112,082	1.3
20,918		Hill-Rom Holdings, Inc.	1,961,899	0.8
72,677	(1)	HMS Holdings Corp.	2,026,962	0.8
53,978	(1)	Homology Medicines, Inc.	573,786	0.2
10,102	(1)	Horizon Therapeutics Plc	758,862	0.3
57,616	(1)	Insmed, Inc.	1,624,195	0.7
38,157	(1)	Iovance Biotherapeutics, Inc.	1,271,773	0.5
29,829	(1)	Krystal Biotech, Inc.	1,426,125	0.6
26,184	(1)	Magellan Health, Inc.	1,975,845	0.8
22,042	(1)	MyoKardia, Inc.	2,412,276	1.0
76,155	(1)	NextCure, Inc.	684,633	0.3
24,003	(1)	Novocure Ltd.	1,986,248	0.8
42,125	(1)	Omnicell, Inc.	2,808,895	1.1
163,237	(1)	OraSure Technologies, Inc.	1,913,138	0.8
36,902	(1),(2)	Poseida Therapeutics, Inc.	346,510	0.1
34,101	(1)	PTC Therapeutics, Inc.	1,685,442	0.7
34,539	(1)	RAPT Therapeutics, Inc.	918,737	0.4
10,607	(1)	Reata Pharmaceuticals, Inc.	1,113,205	0.5
54,801	(1)	Rocket Pharmaceuticals, Inc.	1,401,262	0.6
36,538	(1),(2)	Stoke Therapeutics, Inc.	1,073,121	0.4
35,176	(1)	Syneos Health, Inc.	2,219,606	0.9
40,996	(1),(2)	Tabula Rasa HealthCare, Inc.	2,074,398	0.8
51,526	(1),(2)	UroGen Pharma Ltd.	1,292,787	0.5
			68,954,867	27.9

		Industrials: 18.9%
24,306	(1)	ASGN, Inc.	1,744,442	0.7
42,986	(1)	AZEK Co., Inc./The	1,697,087	0.7
39,303		Brink's Co.	1,900,693	0.8

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
113,055	(1)	Builders FirstSource, Inc.	$ 3,461,744	1.4
38,692		Crane Co.	2,187,646	0.9
24,340		EMCOR Group, Inc.	1,825,743	0.8
14,915	(1)	FTI Consulting, Inc.	1,711,645	0.7
10,655	(1)	Generac Holdings, Inc.	2,024,237	0.8
38,716	(1)	IAA, Inc.	2,025,621	0.8
27,800		John Bean Technologies Corp.	2,849,778	1.2
10,184		Lindsay Corp.	1,017,687	0.4
18,363		Regal Beloit Corp.	1,815,366	0.7
28,345		Simpson Manufacturing Co., Inc.	2,787,447	1.1
30,141	(1)	SiteOne Landscape Supply, Inc.	3,769,132	1.5
50,800		Skywest, Inc.	1,709,420	0.7
29,624		Tetra Tech, Inc.	2,734,592	1.1
33,014		UFP Industries, Inc.	1,959,381	0.8
23,051	(1)	Vicor Corp.	2,006,129	0.8
24,514		Watts Water Technologies, Inc.	2,347,216	1.0
66,205		Werner Enterprises, Inc.	3,046,092	1.2
23,387		Woodward, Inc.	2,004,032	0.8
			46,625,130	18.9

		Information Technology: 24.8%
58,079	(1)	ACI Worldwide, Inc.	1,706,361	0.7
35,177	(1)	Advanced Energy Industries, Inc.	2,607,319	1.1
37,453	(1)	Blackline, Inc.	3,272,269	1.3
8,952	(1)	CACI International, Inc.	2,096,469	0.8
74,948	(1)	Calix, Inc.	1,457,739	0.6
37,197	(1)	Envestnet, Inc.	3,086,979	1.2
12,885	(1)	Everbridge, Inc.	1,914,840	0.8
60,948		EVERTEC, Inc.	2,134,399	0.9
7,857	(1)	Five9, Inc.	1,001,296	0.4
17,073	(1)	Inphi Corp.	1,945,980	0.8
46,507	(1)	j2 Global, Inc.	3,255,025	1.3
104,193	(1)	Lattice Semiconductor Corp.	2,979,920	1.2
25,700	(1)	LivePerson, Inc.	1,533,262	0.6
49,084	(1)	LiveRamp Holdings, Inc.	2,740,851	1.1
20,228	(1)	Lumentum Holdings, Inc.	1,739,608	0.7
63,193	(1)	Mimecast Ltd.	3,111,623	1.3
59,349	(1)	Onto Innovation, Inc.	1,854,063	0.8
19,136	(1)	Proofpoint, Inc.	2,098,645	0.8
27,720	(1)	Q2 Holdings, Inc.	2,696,879	1.1
22,288	(1)	Qualys, Inc.	2,365,648	1.0
35,557	(1)	RealPage, Inc.	2,226,579	0.9
95,616	(1)	Repay Holdings Corp.	2,419,085	1.0
23,227	(1)	Silicon Laboratories, Inc.	2,378,677	1.0
58,775	(1)	Sprout Social, Inc.	2,277,531	0.9
50,995	(1)	Super Micro Computer, Inc.	1,396,753	0.6
103,920	(1)	Verra Mobility Corp.	1,097,915	0.4
42,576	(1)	Vertex, Inc.	1,090,371	0.4
207,451	(1)	Viavi Solutions, Inc.	2,766,359	1.1
			61,252,445	24.8

		Materials: 2.6%
50,657		Avient Corp.	1,292,767	0.5
27,990		Compass Minerals International, Inc.	1,593,471	0.6
29,018		Minerals Technologies, Inc.	1,472,663	0.6
40,063		Sensient Technologies Corp.	2,212,279	0.9
			6,571,180	2.6

		Real Estate: 2.3%
20,651		EastGroup Properties, Inc.	2,749,887	1.1
32,901		QTS Realty Trust, Inc.	2,231,346	0.9
20,248		RE/MAX Holdings, Inc.	711,515	0.3
			5,692,748	2.3

	Total Common Stock
	(Cost $224,963,353)		246,979,079	99.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.3%
		Repurchase Agreements: 3.7%
1,250,865	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 08/31/20, 0.10%, due 09/01/20 (Repurchase Amount $1,250,868, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $1,275,882, due 10/01/20-07/20/70)	1,250,865	0.5
1,804,749	(3)	Citadel Securities LLC, Repurchase Agreement dated 08/31/20, 0.14%, due 09/01/20 (Repurchase Amount $1,804,756, collateralized by various U.S. Government Securities, 0.000%-8.000%, Market Value plus accrued interest $1,840,851, due 09/03/20-05/15/50)	1,804,749	0.7
2,123,012	(3)	Citigroup, Inc., Repurchase Agreement dated 08/31/20, 0.09%, due 09/01/20 (Repurchase Amount $2,123,017, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-5.500%, Market Value plus accrued interest $2,165,472, due 03/31/24-07/20/70)	2,123,012	0.9

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,123,012	(3) MUFG Securities America Inc., Repurchase Agreement dated 08/31/20, 0.09%, due 09/01/20 (Repurchase Amount $2,123,017, collateralized by various U.S. Government Agency Obligations, 2.000%-4.500%, Market Value plus accrued interest $2,165,472, due 01/01/30-08/01/50)	$ 2,123,012	0.9
1,819,701	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/20, 0.09%, due 09/01/20 (Repurchase Amount $1,819,705, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,856,095, due 09/01/20-07/01/50)	1,819,701	0.7

	Total Repurchase Agreements
	(Cost $9,121,339)	9,121,339	3.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
3,850,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%
	(Cost $3,850,000)	3,850,000	1.6

	Total Short-Term Investments
	(Cost $12,971,339)	12,971,339	5.3

	Total Investments in Securities (Cost $237,934,692)	$259,950,418	105.2
	Liabilities in Excess of Other Assets	(12,889,771)	(5.2)
	Net Assets	$247,060,647	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2020.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$246,979,079	$–	$–	$246,979,079
Short-Term Investments	3,850,000	9,121,339	–	12,971,339
Total Investments, at fair value	$250,829,079	$9,121,339	$–	$259,950,418

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $255,367,287.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$32,462,029
Gross Unrealized Depreciation	(27,878,898)
Net Unrealized Appreciation	$4,583,131